UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21672

Name of Fund: S&P 500(R) Covered Call Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
      Officer, S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (212) 449-4742

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

S&P 500(R)
Covered Call Fund Inc.

Semi-Annual Report
(Unaudited)
June 30, 2007

[LOGO] IQ INVESTMENT
           ADVISORS                                   [LOGO] Oppenheimer Capital

S&P 500(R) Covered Call Fund Inc.

Proxy Results

During the six-month period ended June 30, 2007, the shareholders of S&P 500(R) Covered Call Fund Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on April 27, 2007. A description of the proposal and number of shares voted are as follows:

---------------------------------------------------------------------------------------------------
                                                               Shares Voted         Shares Withheld
                                                                   For                From Voting
---------------------------------------------------------------------------------------------------
To elect the Fund's Board of Directors: Paul Glasserman         15,938,691              240,599
                                        Steven W. Kohlhagen     15,941,414              237,876
                                        William J. Rainer       15,943,289              236,001
---------------------------------------------------------------------------------------------------

Directors and Officers

William J. Rainer, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of the Audit Committee
Steven W. Kohlhagen, Director and Chairman of the Nominating and Corporate
  Governance Committee
Donald C. Burke, Vice President and Secretary
Martin G. Byrne, Chief Legal Officer
Mitchell M. Cox, President
Justin C. Ferri, Vice President
Jay M. Fife, Vice President
James E. Hillman, Vice President and Treasurer
Catherine A. Johnston, Chief Compliance Officer
Colleen R. Rusch, Vice President

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NYSE Symbol

BEP


S&P 500 and Standard & Poor's 500 are registered trademarks of the McGraw-Hill Companies.


2            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007

Portfolio Information

As of June 30, 2007

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ......................................................   3.5%
General Electric Co. ...................................................   2.9
AT&T Inc. ..............................................................   1.9
Citigroup, Inc. ........................................................   1.9
Microsoft Corp. ........................................................   1.8
Bank of America Corp. ..................................................   1.6
The Procter & Gamble Co. ...............................................   1.4
American International Group, Inc. .....................................   1.3
Chevron Corp. ..........................................................   1.3
Pfizer, Inc. ...........................................................   1.3
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ............................................   8.4%
Pharmaceuticals ........................................................   6.2
Diversified Financial Services .........................................   5.0
Insurance ..............................................................   4.7
Industrial Conglomerates ...............................................   4.0
--------------------------------------------------------------------------------

                                                                      Percent of
S&P 500(R) Index Sector Weightings                         Long-Term Investments
--------------------------------------------------------------------------------
Financials ............................................................   20.9%
Information Technology ................................................   15.4
Health Care ...........................................................   11.7
Industrials ...........................................................   11.4
Energy ................................................................   10.7
Consumer Discretionary ................................................   10.2
Consumer Staples ......................................................    9.3
Telecommunication Services ............................................    3.7
Utilities .............................................................    3.6
Materials .............................................................    3.1
--------------------------------------------------------------------------------
      For Fund portfolio compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.


            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007         3

A Discussion With Your Fund's Portfolio Manager

      We are pleased to provide you with this shareholder report for S&P 500(R) Covered Call Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following discussion is provided by Oppenheimer Capital LLC, the Fund's subadviser.

The investment objective of S&P 500(R) Covered Call Fund Inc. (the "Fund") is to seek total returns through a covered call strategy that seeks to approximate the performance, less fees and expenses, of the Chicago Board Options Exchange ("CBOE(R)") S&P 500(R) BuyWrite Index(SM) (the "BXM(SM) Index").

How did the Fund perform during the six-month period?

For the six-month period ended June 30, 2007, the Common Stock of the Fund had a total investment return of +3.14%, based on a change in per share net asset value from $17.65 to $17.23, and assuming reinvestment of distributions paid during the period ($1.00). The Fund's unmanaged reference index, the BXM Index, returned +3.76% during the same period. It is not possible to make a direct investment in the BXM Index.

For more detail with regard to the Fund's total investment return based on a change in per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or a discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

How did you manage the portfolio during the six-month period?

The Fund owns a portfolio of stocks invested to substantially replicate the S&P 500 Index and/or other investments that have economic characteristics similar to the securities that comprise the S&P 500 Index. The Fund also sells one-month at-the-money S&P 500 Index call options. Options are sold the third Friday of every month and cash-settled at expiration. Because the options are written at-the-money, the Fund forgoes any appreciation in the S&P 500 Index above the strike price on the portion of the portfolio subject to the written calls. If the S&P 500 Index settles above the strike price, the Fund will satisfy its obligations through cash settlement. If the S&P 500 Index settles below the strike price of the option, the Fund retains the entire option premium. In addition to the option positions, we frequently rebalance our underlying S&P 500 Index individual stock positions to ensure that the weight of each individual security in the Fund continuously matches its weight in the S&P 500 Index.

How would you characterize the portfolio's position at the close of the period?

The Fund is poised to deliver its stated goals of replicating the returns (less fees and expenses) of the BXM Index. The BXM Index has historically provided returns that are generally in line with that of the S&P 500 Index with reduced volatility. Because the BXM Index is a passive strategy, we consider our processes and positions to be precise and accurate, and we believe the portfolio is positioned to meet its objectives.

Stephen Bond-Nelson
Portfolio Manager

July 13, 2007


CBOE, Volatility Index and VIX are registered trademarks and BXM is a service mark of the Chicago Board Options Exchange.


4            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007

Schedule of Investments as of June 30, 2007 (Unaudited)

                                                                        Shares
Industry           Common Stocks                                          Held              Value
====================================================================================================
Aerospace & Defense -- 2.6%
                   Boeing Co.                                           17,520          $  1,684,723
                   General Dynamics Corp.                                9,009               704,684
                   Goodrich Corp.                                        2,785               165,875
                   Honeywell International, Inc.                        17,350               976,458
                   L-3 Communications Holdings, Inc.                     2,781               270,842
                   Lockheed Martin Corp.                                 7,898               743,439
                   Northrop Grumman Corp.                                7,680               598,042
                   Precision Castparts Corp.                             3,062               371,604
                   Raytheon Co.                                          9,880               532,433
                   Rockwell Collins, Inc.                                3,725               263,134
                   United Technologies Corp.                            22,127             1,569,468
                                                                                        ------------
                                                                                           7,880,702
----------------------------------------------------------------------------------------------------
Air Freight & Logistics -- 0.9%
                   CH Robinson Worldwide, Inc.                           3,810               200,101
                   FedEx Corp.                                           6,849               760,034
                   United Parcel Service, Inc. Class B                  23,565             1,720,245
                                                                                        ------------
                                                                                           2,680,380
----------------------------------------------------------------------------------------------------
Airlines -- 0.1%
                   Southwest Airlines Co.                               17,374               259,046
----------------------------------------------------------------------------------------------------
Auto Components -- 0.2%
                   The Goodyear Tire & Rubber Co. (a)                    4,592               159,618
                   Johnson Controls, Inc.                                4,390               508,230
                                                                                        ------------
                                                                                             667,848
----------------------------------------------------------------------------------------------------
Automobiles -- 0.4%
                   Ford Motor Co.                                       41,835               394,086
                   General Motors Corp.                                 12,588               475,826
                   Harley-Davidson, Inc.                                 5,732               341,685
                                                                                        ------------
                                                                                           1,211,597
----------------------------------------------------------------------------------------------------
Beverages -- 2.0%
                   Anheuser-Busch Cos., Inc.                            16,907               881,869
                   Brown-Forman Corp. Class B                            1,755               128,255
                   The Coca-Cola Co.                                    44,716             2,339,094
                   Coca-Cola Enterprises, Inc.                           6,207               148,968
                   Constellation Brands, Inc. Class A (a)                4,299               104,380
                   Molson Coors Brewing Co. Class B                      1,055                97,545
                   Pepsi Bottling Group, Inc.                            2,929                98,649
                   PepsiCo, Inc.                                        36,246             2,350,553
                                                                                        ------------
                                                                                           6,149,313
----------------------------------------------------------------------------------------------------
Biotechnology -- 1.1%
                   Amgen, Inc. (a)                                      25,804             1,426,703
                   Biogen Idec, Inc. (a)                                 6,358               340,153
                   Celgene Corp. (a)                                     8,454               484,668
                   Genzyme Corp. (a)                                     5,849               376,676
                   Gilead Sciences, Inc. (a)                            20,778               805,563
                                                                                        ------------
                                                                                           3,433,763
----------------------------------------------------------------------------------------------------
Building Products -- 0.2%
                   American Standard Cos., Inc.                          3,913               230,789
                   Masco Corp.                                           8,405               239,290
                                                                                        ------------
                                                                                             470,079
----------------------------------------------------------------------------------------------------
Capital Markets -- 3.6%
                   Ameriprise Financial, Inc.                            5,236               332,852
                   The Bank of New York Co., Inc.                       16,822               697,104
                   The Bear Stearns Cos., Inc.                           2,653               371,420
                   The Charles Schwab Corp.                             22,514               461,987
                   E*Trade Financial Corp. (a)                           9,500               209,855
                   Federated Investors, Inc. Class B                     1,972                75,587
                   Franklin Resources, Inc.                              3,666               485,635
                   The Goldman Sachs Group, Inc.                         9,089             1,970,041
                   Janus Capital Group, Inc.                             4,126               114,868
                   Legg Mason, Inc.                                      2,928               288,057
                   Lehman Brothers Holdings, Inc.                       11,852               883,211
                   Mellon Financial Corp.                                9,264               407,616
                   Merrill Lynch & Co., Inc. (b)                        19,377             1,619,530
                   Morgan Stanley                                       23,451             1,967,070
                   Northern Trust Corp.                                  4,200               269,808
                   State Street Corp.                                    7,486               512,042
                   T. Rowe Price Group, Inc.                             5,911               306,722
                                                                                        ------------
                                                                                          10,973,405
----------------------------------------------------------------------------------------------------
Chemicals -- 1.6%
                   Air Products & Chemicals, Inc.                        4,820               387,383
                   Ashland, Inc.                                         1,235                78,978
                   The Dow Chemical Co.                                 21,212               937,995
                   E.I. du Pont de Nemours & Co.                        20,553             1,044,915
                   Eastman Chemical Co.                                  1,874               120,554
                   Ecolab, Inc.                                          3,901               166,573
                   Hercules, Inc. (a)                                    2,596                51,011
                   International Flavors & Fragrances, Inc.              1,721                89,733
                   Monsanto Co.                                         12,095               816,896
                   PPG Industries, Inc.                                  3,654               278,106
                   Praxair, Inc.                                         7,094               510,697
                   Rohm & Haas Co.                                       3,168               173,226
                   Sigma-Aldrich Corp.                                   2,926               124,852
                                                                                        ------------
                                                                                           4,780,919
----------------------------------------------------------------------------------------------------
Commercial Banks -- 3.7%
                   BB&T Corp.                                           12,075               491,211
                   Comerica, Inc.                                        3,471               206,420
                   Commerce Bancorp, Inc.                                4,259               157,540
                   Compass Bancshares, Inc.                              2,932               202,249
                   Fifth Third Bancorp                                  12,240               486,785
                   First Horizon National Corp.                          2,799               109,161
                   Huntington Bancshares, Inc.                           8,129               184,853
                   KeyCorp                                               8,729               299,667
                   M&T Bank Corp.                                        1,687               180,340
                   Marshall & Ilsley Corp.                               5,766               274,635
                   National City Corp.                                  12,812               426,896
                   PNC Financial Services Group, Inc.                    7,676               549,448
                   Regions Financial Corp.                              15,680               519,008
                   SunTrust Banks, Inc.                                  7,935               680,347
                   Synovus Financial Corp.                               7,276               223,373
                   U.S. Bancorp                                         38,688             1,274,770
                   Wachovia Corp.                                       42,573             2,181,866
                   Wells Fargo & Co.                                    74,312             2,613,553
                   Zions Bancorporation                                  2,449               188,353
                                                                                        ------------
                                                                                          11,250,475
----------------------------------------------------------------------------------------------------
Commercial Services & Supplies -- 0.5%
                   Allied Waste Industries, Inc. (a)                     5,681                76,466
                   Avery Dennison Corp.                                  2,039               135,553
                   Cintas Corp.                                          3,010               118,684
                   Equifax, Inc.                                         3,238               143,832
                   Monster Worldwide, Inc. (a)                           2,906               119,437
                   Pitney Bowes, Inc.                                    4,888               228,856
                   RR Donnelley & Sons Co.                               4,898               213,112
                   Robert Half International, Inc.                       3,699               135,014
                   Waste Management, Inc.                               11,514               449,622
                                                                                        ------------
                                                                                           1,620,576
----------------------------------------------------------------------------------------------------


            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007         5

                                                                        Shares
Industry           Common Stocks                                          Held              Value
====================================================================================================
Communications Equipment -- 2.6%
                   Avaya, Inc. (a)                                      10,011          $    168,585
                   Ciena Corp. (a)                                       1,901                68,683
                   Cisco Systems, Inc. (a)                             135,090             3,762,256
                   Corning, Inc. (a)                                    34,997               894,173
                   JDS Uniphase Corp. (a)                                4,700                63,121
                   Juniper Networks, Inc. (a)                           12,604               317,243
                   Motorola, Inc.                                       51,501               911,568
                   QUALCOMM, Inc.                                       37,088             1,609,248
                   Tellabs, Inc. (a)                                     9,743               104,835
                                                                                        ------------
                                                                                           7,899,712
----------------------------------------------------------------------------------------------------
Computers & Peripherals -- 3.9%
                   Apple Computer, Inc. (a)                             19,246             2,348,782
                   Dell, Inc. (a)                                       50,545             1,443,060
                   EMC Corp. (a)                                        46,692               845,125
                   Hewlett-Packard Co.                                  58,273             2,600,141
                   International Business Machines Corp.                30,396             3,199,179
                   Lexmark International, Inc. Class A (a)               2,105               103,798
                   NCR Corp. (a)                                         4,003               210,318
                   Network Appliance, Inc. (a)                           8,258               241,134
                   QLogic Corp. (a)                                      3,541                58,958
                   SanDisk Corp. (a)                                     5,079               248,566
                   Sun Microsystems, Inc. (a)                           79,440               417,854
                                                                                        ------------
                                                                                          11,716,915
----------------------------------------------------------------------------------------------------
Construction & Engineering -- 0.1%
                   Fluor Corp.                                           1,963               218,619
----------------------------------------------------------------------------------------------------
Construction Materials -- 0.1%
                   Vulcan Materials Co.                                  2,120               242,825
----------------------------------------------------------------------------------------------------
Consumer Finance -- 1.0%
                   American Express Co.                                 26,447             1,618,027
                   Capital One Financial Corp.                           9,196               721,334
                   SLM Corp.                                             9,155               527,145
                                                                                        ------------
                                                                                           2,866,506
----------------------------------------------------------------------------------------------------
Containers & Packaging -- 0.2%
                   Ball Corp.                                            2,271               120,749
                   Bemis Co.                                             2,329                77,276
                   Pactiv Corp. (a)                                      2,902                92,545
                   Sealed Air Corp.                                      3,596               111,548
                   Temple-Inland, Inc.                                   2,356               144,965
                                                                                        ------------
                                                                                             547,083
----------------------------------------------------------------------------------------------------
Distributors -- 0.1%
                   Genuine Parts Co.                                     3,791               188,034
----------------------------------------------------------------------------------------------------
Diversified Consumer Services -- 0.1%
                   Apollo Group, Inc. Class A (a)                        3,115               182,009
                   H&R Block, Inc.                                       7,186               167,937
                                                                                        ------------
                                                                                             349,946
----------------------------------------------------------------------------------------------------
Diversified Financial Services -- 5.0%
                   Bank of America Corp.                                98,744             4,827,594
                   CIT Group, Inc.                                       4,267               233,960
                   Chicago Mercantile Exchange
                     Holdings, Inc.                                        791               422,679
                   Citigroup, Inc.                                     110,062             5,645,080
                   JPMorgan Chase & Co.                                 76,010             3,682,685
                   Moody's Corp.                                         5,118               318,340
                                                                                        ------------
                                                                                          15,130,338
----------------------------------------------------------------------------------------------------
Diversified Telecommunication Services -- 3.1%
                   AT&T Inc.                                           137,189             5,693,343
                   CenturyTel, Inc.                                      2,438               119,584
                   Citizens Communications Co.                           7,621               116,373
                   Embarq Corp.                                          3,362               213,050
                   Qwest Communications International
                     Inc. (a)                                           34,563               335,261
                   Verizon Communications, Inc.                         64,601             2,659,623
                   Windstream Corp.                                     10,608               156,574
                                                                                        ------------
                                                                                           9,293,808
----------------------------------------------------------------------------------------------------
Electric Utilities -- 1.8%
                   Allegheny Energy, Inc. (a)                            3,688               190,817
                   American Electric Power Co., Inc.                     8,873               399,640
                   Duke Energy Corp.                                    28,024               512,839
                   Edison International                                  7,251               406,926
                   Entergy Corp.                                         4,391               471,374
                   Exelon Corp.                                         14,968             1,086,677
                   FPL Group, Inc.                                       9,045               513,213
                   FirstEnergy Corp.                                     6,783               439,064
                   PPL Corp.                                             8,569               400,944
                   Pinnacle West Capital Corp.                           2,232                88,945
                   Progress Energy, Inc.                                 5,658               257,948
                   The Southern Co.                                     16,729               573,637
                                                                                        ------------
                                                                                           5,342,024
----------------------------------------------------------------------------------------------------
Electrical Equipment -- 0.4%
                   Cooper Industries Ltd. Class A                        4,074               232,585
                   Emerson Electric Co.                                 17,696               828,173
                   Rockwell Automation, Inc.                             3,510               243,734
                                                                                        ------------
                                                                                           1,304,492
----------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.2%
                   Agilent Technologies, Inc. (a)                        8,811               338,695
                   Jabil Circuit, Inc.                                   3,989                88,037
                   Molex, Inc.                                           3,161                94,862
                   Solectron Corp. (a)                                  20,117                74,031
                   Tektronix, Inc.                                       1,809                61,036
                                                                                        ------------
                                                                                             656,661
----------------------------------------------------------------------------------------------------
Energy Equipment & Services -- 2.1%
                   BJ Services Co.                                       6,528               185,656
                   Baker Hughes, Inc.                                    7,129               599,763
                   ENSCO International, Inc.                             3,318               202,431
                   Halliburton Co.                                      20,338               701,661
                   Nabors Industries Ltd. (a)                            6,264               209,092
                   National Oilwell Varco, Inc. (a)                      3,953               412,061
                   Noble Corp.                                           2,979               290,512
                   Rowan Cos., Inc.                                      2,463               100,934
                   Schlumberger Ltd.                                    26,225             2,227,552
                   Smith International, Inc.                             4,462               261,652
                   Transocean, Inc. (a)                                  6,413               679,650
                   Weatherford International Ltd. (a)                    7,505               414,576
                                                                                        ------------
                                                                                           6,285,540
----------------------------------------------------------------------------------------------------
Food & Staples Retailing -- 2.3%
                   CVS Corp./Caremark Corp.                             34,343             1,251,802
                   Costco Wholesale Corp.                                9,939               581,630
                   The Kroger Co.                                       15,754               443,160
                   SUPERVALU INC.                                        4,625               214,230
                   SYSCO Corp.                                          13,751               453,645


6            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007

                                                                        Shares
Industry           Common Stocks                                          Held              Value
====================================================================================================
Food & Staples Retailing (concluded)
                   Safeway, Inc.                                         9,827          $    334,413
                   Wal-Mart Stores, Inc.                                53,940             2,595,053
                   Walgreen Co.                                         22,270               969,636
                   Whole Foods Market, Inc.                              3,148               120,568
                                                                                        ------------
                                                                                           6,964,137
----------------------------------------------------------------------------------------------------
Food Products -- 1.5%
                   Archer Daniels Midland Co.                           14,525               480,632
                   Campbell Soup Co.                                     4,838               187,763
                   ConAgra Foods, Inc.                                  11,083               297,689
                   Dean Foods Co.                                        2,893                92,200
                   General Mills, Inc.                                   7,708               450,301
                   H.J. Heinz Co.                                        7,229               343,161
                   The Hershey Co.                                       3,814               193,065
                   Kellogg Co.                                           5,574               288,677
                   Kraft Foods, Inc.                                    35,694             1,258,214
                   McCormick & Co., Inc.                                 2,898               110,646
                   Sara Lee Corp.                                       16,345               284,403
                   Tyson Foods, Inc. Class A                             5,627               129,646
                   Wm. Wrigley Jr. Co.                                   4,799               265,433
                                                                                        ------------
                                                                                           4,381,830
----------------------------------------------------------------------------------------------------
Gas Utilities -- 0.2%
                   Nicor, Inc.                                           1,003                43,049
                   Questar Corp.                                         3,838               202,838
                   Spectra Energy Corp.                                 14,060               364,998
                                                                                        ------------
                                                                                             610,885
----------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 1.6%
                   Bausch & Lomb, Inc.                                   1,205                83,675
                   Baxter International, Inc.                           14,496               816,705
                   Becton Dickinson & Co.                                5,451               406,099
                   Biomet, Inc.                                          5,463               249,768
                   Boston Scientific Corp. (a)                          26,403               405,022
                   CR Bard, Inc.                                         2,299               189,966
                   Hospira, Inc. (a)                                     3,467               135,352
                   Medtronic, Inc.                                      25,624             1,328,861
                   St. Jude Medical, Inc. (a)                            7,529               312,378
                   Stryker Corp.                                         6,645               419,233
                   Varian Medical Systems, Inc. (a)                      2,838               120,643
                   Zimmer Holdings, Inc. (a)                             5,269               447,285
                                                                                        ------------
                                                                                           4,914,987
----------------------------------------------------------------------------------------------------
Health Care Providers & Services -- 2.2%
                   Aetna, Inc.                                          11,492               567,705
                   AmerisourceBergen Corp.                               4,253               210,396
                   Cardinal Health, Inc.                                 8,560               604,678
                   Cigna Corp.                                           6,404               334,417
                   Coventry Health Care, Inc. (a)                        3,480               200,622
                   Express Scripts, Inc. (a)                             6,062               303,161
                   Humana, Inc. (a)                                      3,740               227,803
                   Laboratory Corp. of America Holdings (a)              2,617               204,806
                   Manor Care, Inc.                                      1,630               106,423
                   McKesson Corp.                                        6,573               392,014
                   Medco Health Solutions, Inc. (a)                      6,233               486,112
                   Patterson Cos., Inc. (a)                              3,096               115,388
                   Quest Diagnostics, Inc.                               3,516               181,601
                   Tenet Healthcare Corp. (a)                           10,526                68,524
                   UnitedHealth Group, Inc.                             29,818             1,524,893
                   WellPoint, Inc. (a)                                  13,654             1,089,999
                                                                                        ------------
                                                                                           6,618,542
----------------------------------------------------------------------------------------------------
Health Care Technology -- 0.0%
                   IMS Health, Inc.                                      4,367               140,312
----------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 1.5%
                   Carnival Corp.                                        9,845               480,141
                   Darden Restaurants, Inc.                              3,148               138,481
                   Harrah's Entertainment, Inc.                          4,154               354,170
                   Hilton Hotels Corp.                                   8,674               290,319
                   International Game Technology                         7,398               293,701
                   Marriott International, Inc. Class A                  7,302               315,738
                   McDonald's Corp.                                     26,566             1,348,490
                   Starbucks Corp. (a)                                  16,484               432,540
                   Starwood Hotels & Resorts
                     Worldwide, Inc.                                     4,787               321,064
                   Wendy's International, Inc.                           1,941                71,332
                   Wyndham Worldwide Corp. (a)                           4,057               147,107
                   Yum! Brands, Inc.                                    11,656               381,384
                                                                                        ------------
                                                                                           4,574,467
----------------------------------------------------------------------------------------------------
Household Durables -- 0.6%
                   Black & Decker Corp.                                  1,468               129,639
                   Centex Corp.                                          2,659               106,626
                   DR Horton, Inc.                                       6,083               121,234
                   Fortune Brands, Inc.                                  3,400               280,058
                   Harman International Industries, Inc.                 1,453               169,710
                   KB Home                                               1,702                67,008
                   Leggett & Platt, Inc.                                 3,942                86,921
                   Lennar Corp. Class A                                  3,098               113,263
                   Newell Rubbermaid, Inc.                               6,206               182,643
                   Pulte Homes, Inc.                                     4,727               106,121
                   Snap-On, Inc.                                         1,291                65,208
                   The Stanley Works                                     1,856               112,659
                   Whirlpool Corp.                                       1,756               195,267
                                                                                        ------------
                                                                                           1,736,357
----------------------------------------------------------------------------------------------------
Household Products -- 2.0%
                   Clorox Co.                                            3,378               209,774
                   Colgate-Palmolive Co.                                11,381               738,058
                   Kimberly-Clark Corp.                                 10,150               678,934
                   The Procter & Gamble Co.                             70,066             4,287,339
                                                                                        ------------
                                                                                           5,914,105
----------------------------------------------------------------------------------------------------
IT Services -- 1.1%
                   Affiliated Computer Services, Inc.
                     Class A (a)                                         2,209               125,294
                   Automatic Data Processing, Inc.                      12,312               596,763
                   Cognizant Technology Solutions Corp. (a)              3,200               240,288
                   Computer Sciences Corp. (a)                           3,855               228,023
                   Convergys Corp. (a)                                   3,048                73,884
                   Electronic Data Systems Corp.                        11,322               313,959
                   Fidelity National Information Services, Inc.          3,641               197,633
                   First Data Corp.                                     16,788               548,464
                   Fiserv, Inc. (a)                                      3,744               212,659
                   Paychex, Inc.                                         7,565               295,943
                   Unisys Corp. (a)                                      7,739                70,734
                   The Western Union Co.                                17,192               358,109
                                                                                        ------------
                                                                                           3,261,753
----------------------------------------------------------------------------------------------------
Independent Power Producers &
Energy Traders -- 0.5%
                   The AES Corp. (a)                                    14,855               325,027
                   Constellation Energy Group, Inc.                      4,022               350,598
                   Dynegy, Inc. Class A (a)                              8,953                84,516
                   TXU Corp.                                            10,218               687,671
----------------------------------------------------------------------------------------------------
                                                                                           1,447,812


            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007         7

                                                                        Shares
Industry           Common Stocks                                          Held              Value
====================================================================================================
Industrial Conglomerates -- 4.0%
                   3M Co.                                               16,026          $  1,390,897
                   General Electric Co.                                228,918             8,762,981
                   Textron, Inc.                                         2,792               307,427
                   Tyco International Ltd.                              44,112             1,490,544
                                                                                        ------------
                                                                                          11,951,849
----------------------------------------------------------------------------------------------------
Insurance -- 4.7%
                   ACE Ltd.                                              7,245               452,957
                   AMBAC Financial Group, Inc.                           2,269               197,834
                   AON Corp.                                             6,534               278,414
                   Aflac, Inc.                                          10,891               559,797
                   The Allstate Corp.                                   13,516               831,369
                   American International Group, Inc.                   57,724             4,042,412
                   Assurant, Inc.                                        2,210               130,213
                   Chubb Corp.                                           8,934               483,687
                   Cincinnati Financial Corp.                            3,820               165,788
                   Genworth Financial, Inc. Class A                      9,309               320,230
                   Hartford Financial Services Group, Inc.               7,048               694,298
                   Lincoln National Corp.                                6,025               427,474
                   Loews Corp.                                           9,919               505,671
                   MBIA, Inc.                                            2,911               181,122
                   Marsh & McLennan Cos., Inc.                          12,359               381,646
                   MetLife, Inc.                                        16,501             1,063,984
                   Principal Financial Group, Inc.                       5,960               347,408
                   The Progressive Corp.                                16,382               392,021
                   Prudential Financial, Inc.                           10,405             1,011,678
                   Safeco Corp.                                          2,363               147,120
                   Torchmark Corp.                                       2,125               142,375
                   The Travelers Cos., Inc.                             14,775               790,463
                   UnumProvident Corp.                                   7,628               199,167
                   XL Capital Ltd. Class A                               4,139               348,876
                                                                                        ------------
                                                                                          14,096,004
----------------------------------------------------------------------------------------------------
Internet & Catalog Retail -- 0.2%
                   Amazon.com, Inc. (a)                                  6,922               473,534
                   IAC/InterActiveCorp (a)                               4,863               168,308
                                                                                        ------------
                                                                                             641,842
----------------------------------------------------------------------------------------------------
Internet Software & Services -- 1.4%
                   eBay, Inc. (a)                                       25,188               810,550
                   Google, Inc. Class A (a)                              4,853             2,539,963
                   VeriSign, Inc. (a)                                    5,455               173,087
                   Yahoo! Inc. (a)                                      26,912               730,123
                                                                                        ------------
                                                                                           4,253,723
----------------------------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.2%
                   Brunswick Corp.                                       2,010                65,586
                   Eastman Kodak Co.                                     6,402               178,168
                   Hasbro, Inc.                                          3,546               111,380
                   Mattel, Inc.                                          8,752               221,338
                                                                                        ------------
                                                                                             576,472
----------------------------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.3%
                   Applera Corp. -- Applied
                     Biosystems Group                                    4,086               124,786
                   Millipore Corp. (a)                                   1,195                89,733
                   PerkinElmer, Inc.                                     2,665                69,450
                   Thermo Fisher Scientific, Inc. (a)                    9,389               485,599
                   Waters Corp. (a)                                      2,249               133,501
                                                                                        ------------
                                                                                             903,069
----------------------------------------------------------------------------------------------------
Machinery -- 1.7%
                   Caterpillar, Inc.                                    14,251             1,115,853
                   Cummins, Inc.                                         2,322               235,010
                   Danaher Corp.                                         5,298               399,999
                   Deere & Co.                                           5,007               604,545
                   Dover Corp.                                           4,549               232,681
                   Eaton Corp.                                           3,261               303,273
                   ITT Corp.                                             4,044               276,124
                   Illinois Tool Works, Inc.                             9,168               496,814
                   Ingersoll-Rand Co. Class A                            6,713               368,007
                   PACCAR, Inc.                                          5,526               480,983
                   Pall Corp.                                            2,724               125,277
                   Parker Hannifin Corp.                                 2,578               252,412
                   Terex Corp. (a)                                       2,295               186,584
                                                                                        ------------
                                                                                           5,077,562
----------------------------------------------------------------------------------------------------
Media -- 3.3%
                   CBS Corp. Class B                                    16,301               543,149
                   Clear Channel Communications, Inc.                   11,045               417,722
                   Comcast Corp. Class A (a)                            69,245             1,947,169
                   The DIRECTV Group, Inc. (a)                          17,152               396,383
                   Dow Jones & Co., Inc.                                 1,447                83,130
                   EW Scripps Co. Class A                                1,849                84,481
                   Gannett Co., Inc.                                     5,222               286,949
                   Interpublic Group of Cos., Inc. (a)                  10,435               118,959
                   The McGraw-Hill Cos., Inc.                            7,637               519,927
                   Meredith Corp.                                          868                53,469
                   The New York Times Co. Class A                        3,204                81,382
                   News Corp. Class A                                   51,828             1,099,272
                   Omnicom Group Inc.                                    7,362               389,597
                   Time Warner, Inc.                                    84,230             1,772,199
                   Tribune Co.                                           1,881                55,301
                   Viacom, Inc. Class B (a)                             15,334               638,354
                   Walt Disney Co.                                      44,092             1,505,301
                                                                                        ------------
                                                                                           9,992,744
----------------------------------------------------------------------------------------------------
Metals & Mining -- 0.9%
                   Alcoa, Inc.                                          19,348               784,174
                   Allegheny Technologies, Inc.                          2,273               238,392
                   Freeport-McMoRan Copper & Gold, Inc.
                     Class B                                             8,353               691,795
                   Newmont Mining Corp.                                 10,038               392,084
                   Nucor Corp.                                           6,715               393,835
                   United States Steel Corp.                             2,623               285,251
                                                                                        ------------
                                                                                           2,785,531
----------------------------------------------------------------------------------------------------
Multi-Utilities -- 1.1%
                   Ameren Corp.                                          4,591               225,005
                   CMS Energy Corp.                                      4,996                85,931
                   CenterPoint Energy, Inc.                              7,140               124,236
                   Consolidated Edison, Inc.                             6,021               271,667
                   DTE Energy Co.                                        3,926               189,312
                   Dominion Resources, Inc.                              7,796               672,873
                   Integrys Energy Group, Inc.                           1,685                85,480
                   KeySpan Corp.                                         3,911               164,184
                   NiSource, Inc.                                        6,099               126,310
                   PG&E Corp.                                            7,821               354,291
                   Public Service Enterprise Group, Inc.                 5,626               493,850
                   Sempra Energy                                         5,872               347,799
                   TECO Energy, Inc.                                     4,664                80,128
                   Xcel Energy, Inc.                                     9,100               186,277
                                                                                        ------------
                                                                                           3,407,343
----------------------------------------------------------------------------------------------------


8            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007

                                                                        Shares
Industry           Common Stocks                                          Held              Value
====================================================================================================
Multiline Retail -- 1.1%
                   Big Lots, Inc. (a)                                    2,438          $     71,726
                   Dillard's, Inc. Class A                               1,356                48,721
                   Dollar General Corp.                                  7,008               153,615
                   Family Dollar Stores, Inc.                            3,358               115,247
                   JC Penney Co., Inc.                                   5,007               362,407
                   Kohl's Corp. (a)                                      7,179               509,924
                   Macy's, Inc.                                         10,229               406,910
                   Nordstrom, Inc.                                       4,995               255,344
                   Sears Holdings Corp. (a)                              1,833               310,694
                   Target Corp.                                         18,946             1,204,966
                                                                                        ------------
                                                                                           3,439,554
----------------------------------------------------------------------------------------------------
Office Electronics -- 0.1%
                   Xerox Corp. (a)                                      20,857               385,437
----------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 8.4%
                   Anadarko Petroleum Corp.                             10,323               536,693
                   Apache Corp.                                          7,370               601,318
                   Chesapeake Energy Corp.                               9,111               315,241
                   Chevron Corp.                                        47,822             4,028,525
                   ConocoPhillips                                       36,367             2,854,810
                   Consol Energy, Inc.                                   4,053               186,884
                   Devon Energy Corp.                                    9,897               774,836
                   EOG Resources, Inc.                                   5,444               397,739
                   El Paso Corp.                                        15,582               268,478
                   Exxon Mobil Corp.                                   125,344            10,513,855
                   Hess Corp.                                            6,073               358,064
                   Marathon Oil Corp.                                   15,264               915,229
                   Murphy Oil Corp.                                      4,187               248,875
                   Occidental Petroleum Corp.                           18,556             1,074,021
                   Peabody Energy Corp.                                  5,897               285,297
                   Sunoco, Inc.                                          2,703               215,375
                   Valero Energy Corp.                                  12,217               902,348
                   Williams Cos., Inc.                                  13,325               421,337
                   XTO Energy, Inc.                                      8,531               512,713
                                                                                        ------------
                                                                                          25,411,638
----------------------------------------------------------------------------------------------------
Paper & Forest Products -- 0.3%
                   International Paper Co.                               9,692               378,473
                   MeadWestvaco Corp.                                    4,105               144,989
                   Weyerhaeuser Co.                                      4,806               379,338
                                                                                        ------------
                                                                                             902,800
----------------------------------------------------------------------------------------------------
Personal Products -- 0.2%
                   Avon Products, Inc.                                   9,767               358,937
                   The Estee Lauder Cos., Inc. Class A                   2,626               119,509
                                                                                        ------------
                                                                                             478,446
----------------------------------------------------------------------------------------------------
Pharmaceuticals -- 6.2%
                   Abbott Laboratories                                  34,275             1,835,426
                   Allergan, Inc.                                        6,842               394,373
                   Barr Pharmaceuticals, Inc. (a)                        2,444               122,762
                   Bristol-Myers Squibb Co.                             43,791             1,382,044
                   Eli Lilly & Co.                                      21,954             1,226,790
                   Forest Laboratories, Inc. (a)                         7,074               322,928
                   Johnson & Johnson                                    64,450             3,971,409
                   King Pharmaceuticals, Inc. (a)                        5,422               110,934
                   Merck & Co., Inc.                                    48,224             2,401,555
                   Mylan Laboratories Inc.                               5,529               100,573
                   Pfizer, Inc.                                        156,162             3,993,062
                   Schering-Plough Corp.                                33,140             1,008,782
                   Watson Pharmaceuticals, Inc. (a)                      2,282                74,233
                   Wyeth                                                29,931             1,716,244
                                                                                        ------------
                                                                                          18,661,115
----------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 1.2%
                   Apartment Investment & Management
                     Co. Class A                                         2,162               109,008
                   Archstone-Smith Trust                                 4,962               293,304
                   AvalonBay Communities, Inc.                           1,773               210,774
                   Boston Properties, Inc.                               2,648               270,440
                   Developers Diversified Realty Corp.                   2,781               146,587
                   Equity Residential                                    6,471               295,272
                   General Growth Properties, Inc.                       5,454               288,789
                   Host Marriott Corp.                                  11,618               268,608
                   Kimco Realty Corp.                                    5,048               192,177
                   Plum Creek Timber Co., Inc.                           3,928               163,640
                   ProLogis                                              5,710               324,899
                   Public Storage, Inc.                                  2,732               209,872
                   Simon Property Group, Inc.                            4,971               462,502
                   Vornado Realty Trust                                  2,906               319,195
                                                                                        ------------
                                                                                           3,555,067
----------------------------------------------------------------------------------------------------
Real Estate Management & Development -- 0.1%
                   CB Richard Ellis Group, Inc. (a)                      4,173               152,314
----------------------------------------------------------------------------------------------------
Road & Rail -- 0.8%
                   Burlington Northern Santa Fe Corp.                    7,925               674,734
                   CSX Corp.                                             9,728               438,538
                   Norfolk Southern Corp.                                8,749               459,935
                   Ryder System, Inc.                                    1,362                73,276
                   Union Pacific Corp.                                   6,024               693,664
                                                                                        ------------
                                                                                           2,340,147
----------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 2.6%
                   Advanced Micro Devices, Inc. (a)                     12,249               175,161
                   Altera Corp.                                          7,894               174,694
                   Analog Devices, Inc.                                  7,279               273,982
                   Applied Materials, Inc.                              30,750               611,002
                   Broadcom Corp. Class A (a)                           10,352               302,796
                   Intel Corp.                                         129,277             3,071,622
                   KLA-Tencor Corp.                                      4,265               234,362
                   LSI Logic Corp. (a)                                  17,142               128,736
                   Linear Technology Corp.                               5,649               204,381
                   MEMC Electronic Materials, Inc. (a)                   4,993               305,172
                   Maxim Integrated Products, Inc.                       7,137               238,447
                   Micron Technology, Inc. (a)                          16,829               210,867
                   National Semiconductor Corp.                          6,209               175,528
                   Novellus Systems, Inc. (a)                            2,813                79,805
                   Nvidia Corp. (a)                                      8,077               333,661
                   Teradyne, Inc. (a)                                    4,222                74,223
                   Texas Instruments, Inc.                              31,902             1,200,472
                   Xilinx, Inc.                                          6,628               177,432
                                                                                        ------------
                                                                                           7,972,343
----------------------------------------------------------------------------------------------------
Software -- 3.2%
                   Adobe Systems, Inc. (a)                              13,084               525,323
                   Autodesk, Inc. (a)                                    5,145               242,227
                   BMC Software, Inc. (a)                                4,540               137,562
                   CA, Inc.                                              9,154               236,448
                   Citrix Systems, Inc. (a)                              4,019               135,320
                   Compuware Corp. (a)                                   6,702                79,486
                   Electronic Arts, Inc. (a)                             6,900               326,508
                   Intuit, Inc. (a)                                      7,624               229,330
                   Microsoft Corp.                                     187,325             5,520,468
                   Novell, Inc. (a)                                      7,750                60,373
                   Oracle Corp. (a)                                     88,080             1,736,057
                   Symantec Corp. (a)                                   20,050               405,010
                                                                                        ------------
                                                                                           9,634,112


            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007         9

Schedule of Investments (concluded)

                                                                        Shares
Industry           Common Stocks                                          Held              Value
====================================================================================================
Specialty Retail -- 1.8%
                   Abercrombie & Fitch Co. Class A                       1,965          $    143,406
                   AutoNation, Inc. (a)                                  3,362                75,443
                   AutoZone, Inc. (a)                                    1,063               145,227
                   Bed Bath & Beyond, Inc. (a)                           6,095               219,359
                   Best Buy Co., Inc.                                    9,009               420,450
                   Circuit City Stores, Inc.                             3,078                46,416
                   The Gap, Inc.                                        11,798               225,342
                   Home Depot, Inc.                                     43,927             1,728,527
                   Limited Brands, Inc.                                  7,616               209,059
                   Lowe's Cos., Inc.                                    33,489             1,027,777
                   Office Depot, Inc. (a)                                6,152               186,406
                   OfficeMax, Inc.                                       1,677                65,906
                   RadioShack Corp.                                      3,017                99,983
                   The Sherwin-Williams Co.                              2,437               161,987
                   Staples, Inc.                                        15,916               377,687
                   TJX Cos., Inc.                                       10,122               278,355
                   Tiffany & Co.                                         3,044               161,515
                                                                                        ------------
                                                                                           5,572,845
----------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.4%
                   Coach, Inc. (a)                                       8,259               391,394
                   Jones Apparel Group, Inc.                             2,424                68,478
                   Liz Claiborne, Inc.                                   2,328                86,834
                   Nike, Inc. Class B                                    8,438               491,851
                   Polo Ralph Lauren Corp.                               1,364               133,822
                   VF Corp.                                              1,984               181,695
                                                                                        ------------
                                                                                           1,354,074
----------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 1.3%
                   Countrywide Financial Corp.                          13,204               479,965
                   Fannie Mae                                           21,652             1,414,525
                   Freddie Mac                                          14,720               893,504
                   Hudson City Bancorp, Inc.                            10,782               131,756
                   MGIC Investment Corp.                                 1,849               105,134
                   Sovereign Bancorp, Inc.                               8,036               169,881
                   Washington Mutual, Inc.                              19,783               843,547
                                                                                        ------------
                                                                                           4,038,312
----------------------------------------------------------------------------------------------------
Tobacco -- 1.2%
                   Altria Group, Inc.                                   46,799             3,282,482
                   Reynolds American, Inc.                               3,808               248,282
                   UST, Inc.                                             3,565               191,476
                                                                                        ------------
                                                                                           3,722,240
----------------------------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.0%
                   WW Grainger, Inc.                                     1,586               147,577
----------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.6%
                   Alltel Corp.                                          7,687               519,257
                   Sprint Nextel Corp.                                  64,386             1,333,434
                                                                                        ------------
                                                                                           1,852,691
----------------------------------------------------------------------------------------------------
                   Total Common Stocks
                   (Cost -- $234,988,445) -- 98.4%                                       297,292,644
====================================================================================================

                                                                          Face
                   Short-Term Securities                                Amount
====================================================================================================
Time Deposits -- 2.0%
                   State Street Bank & Trust Co.,
                     4.25% due 7/02/2007                            $6,150,417             6,150,417
----------------------------------------------------------------------------------------------------
                   Total Short-Term Securities
                   (Cost -- $6,150,417) -- 2.0%                                            6,150,417
====================================================================================================
                   Total Investments
                   (Cost -- $241,138,862) -- 100.4%                                      303,443,061
====================================================================================================

                                                                     Number of
                   Options Written                                   Contracts
====================================================================================================
Call Options Written -- (0.4%)
                   S&P 500 Index, expiring
                     July 2007 at USD 1,540                              2,000            (1,180,000)
----------------------------------------------------------------------------------------------------
                   Total Options Written
                   (Premiums Received -- ($4,459,840) -- (0.4%)                           (1,180,000)
====================================================================================================
                   Total Investments, Net of Options Written
                   (Cost -- $236,679,022*) -- 100.0%                                     302,263,061

                   Liabilities in Excess of Other Assets -- (0.0%)                           (47,968)
                                                                                        ------------
                   Net Assets -- 100.0%                                                 $302,215,093
                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 302,867,670
                                                                  =============
      Gross unrealized appreciation ..........................    $   5,349,877
      Gross unrealized depreciation ..........................       (5,954,486)
                                                                  -------------
      Net unrealized depreciation ............................    $    (604,609)
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------
                                      Purchase        Sales     Realized        Dividend
      Affiliate                         Cost           Cost       Gain           Income
      ----------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.       $ 7,512        $94,354     $58,206         $14,658
      ----------------------------------------------------------------------------------

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Financial futures contracts purchased as of June 30, 2007 were as follows:

      ----------------------------------------------------------------------------------
      Number of                        Expiration           Face             Unrealized
      Contracts       Issue               Date              Value           Depreciation
      ----------------------------------------------------------------------------------
         48      E-MINI S&P 500      September 2007       $3,720,283        $    (83,083)
      ----------------------------------------------------------------------------------

      See Notes to Financial Statements.


10            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007

Statement of Assets, Liabilities and Capital

As of June 30, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost -- $240,077,411) .....                  $ 301,823,531
            Investments in affiliated securities, at value (identified cost -- $1,061,451) .........                      1,619,530
            Cash collateral on financial futures contracts .........................................                        134,400
            Receivables:
                 Dividends ......................................................................... $     331,783
                 Securities sold ...................................................................       188,934
                 Interest ..........................................................................           726          521,443
                                                                                                     -------------
            Prepaid expenses .......................................................................                         73,970
                                                                                                                      -------------
            Total assets ...........................................................................                    304,172,874
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Options written, at value (premiums received -- $4,459,840) ............................                      1,180,000
            Payables:
                 Securities purchased ..............................................................       355,089
                 Investment adviser ................................................................       214,524
                 Variation margin ..................................................................         3,977          573,590
                                                                                                     -------------
            Accrued expenses and other liabilities .................................................                        204,191
                                                                                                                      -------------
            Total liabilities ......................................................................                      1,957,781
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .............................................................................                  $ 302,215,093
                                                                                                                      =============
===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
            Common Stock, $.001 par value, 100,000,000 shares authorized ...........................                  $      17,536
            Paid-in capital in excess of par .......................................................                    311,065,338
            Accumulated distributions in excess of investment income -- net ........................ $ (15,980,917)
            Accumulated realized capital losses -- net .............................................   (58,387,820)
            Unrealized appreciation -- net .........................................................    65,500,956
                                                                                                     -------------
            Total accumulated losses -- net ........................................................                     (8,867,781)
                                                                                                                      -------------
            Total capital--Equivalent to $17.23 per share based on 17,536,354 shares of Common Stock
              outstanding (market price -- $18.63) .................................................                  $ 302,215,093
                                                                                                                      =============

      See Notes to Financial Statements.


            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007         11

Statement of Operations

For the Six Months Ended June 30, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends (including $14,658 from affiliates) .......................................                     $   2,872,424
            Interest ............................................................................                           151,976
                                                                                                                      -------------
            Total income ........................................................................                         3,024,400
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ............................................................   $   1,393,920
            Accounting services .................................................................          62,251
            Professional fees ...................................................................          50,528
            Transfer agent fees .................................................................          29,879
            Directors' fees and expenses ........................................................          26,596
            Custodian fees ......................................................................          20,049
            Printing and shareholder reports ....................................................          15,382
            Listing fees ........................................................................          12,317
            Licensing fees ......................................................................           9,368
            Other ...............................................................................          16,033
                                                                                                    -------------
            Total expenses ......................................................................                         1,636,323
                                                                                                                      -------------
            Investment income -- net ............................................................                         1,388,077
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
                Investments (including $58,206 from affiliates) -- net ..........................      13,223,816
                Financial futures contracts -- net ..............................................         661,918
                Options written -- net ..........................................................     (18,409,848)       (4,524,114)
                                                                                                    -------------
            Change in unrealized appreciation/depreciation on:
                Investments -- net ..............................................................      11,665,044
                Financial futures contracts -- net ..............................................         (58,282)
                Options written -- net ..........................................................       1,565,428        13,172,190
                                                                                                    -------------------------------
            Total realized and unrealized gain -- net ...........................................                         8,648,076
                                                                                                                      -------------
            Net Increase in Net Assets Resulting from Operations ................................                     $  10,036,153
                                                                                                                      =============

      See Notes to Financial Statements.


12            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007

Statements of Changes in Net Assets

                                                                                                     For the Six
                                                                                                    Months Ended         For the
                                                                                                      June 30,         Year Ended
                                                                                                        2007          December 31,
Increase (Decrease) in Net Assets:                                                                   (Unaudited)          2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ............................................................   $   1,388,077     $   2,832,226
            Realized gain (loss) -- net .........................................................      (4,524,114)          774,200
            Change in unrealized appreciation/depreciation -- net ...............................      13,172,190        31,262,204
                                                                                                    -------------------------------
            Net increase in net assets resulting from operations ................................      10,036,153        34,868,630
                                                                                                    -------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ............................................................     (17,368,994)+      (2,832,226)
            Realized gain -- net ................................................................              --       (28,157,455)
            Tax return of capital ...............................................................              --        (3,331,717)
                                                                                                    -------------------------------
            Net decrease in net assets resulting from dividends and distributions to shareholders     (17,368,994)      (34,321,398)
                                                                                                    -------------------------------
===================================================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Value of shares issued to shareholders in reinvestment of dividends and distributions       2,962,020         3,739,938
                                                                                                    -------------------------------
            Net increase in net assets resulting from common stock transactions .................       2,962,020         3,739,938
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets .............................................      (4,370,821)        4,287,170
            Beginning of period .................................................................     306,585,914       302,298,744
                                                                                                    -------------------------------
            End of period* ......................................................................   $ 302,215,093     $ 306,585,914
                                                                                                    ===============================
                * Accumulated distributions in excess of investment income -- net ...............   $ (15,980,917)               --
                                                                                                    ===============================

+ A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

      See Notes to Financial Statements.


            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007         13

                                                                           For the Six                    For the Period
                                                                          Months Ended       For the        March 31,
                                                                            June 30,        Year Ended       2005+ to
The following per share data and ratios have been derived                     2007         December 31,    December 31,
from information provided in the financial statements.                     (Unaudited)         2006            2005
========================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period .....................    $     17.65       $     17.62      $     19.10
                                                                          ----------------------------------------------
            Investment income -- net*** ..............................            .08               .17              .13
            Realized and unrealized gain -- net ......................            .50              1.86              .42
                                                                          ----------------------------------------------
            Total from investment operations .........................            .58              2.03              .55
                                                                          ----------------------------------------------
            Less dividends and distributions from:
                Investment income -- net .............................          (1.00)++           (.17)            (.13)
                Realized gain -- net .................................             --             (1.64)            (.74)
                Tax return of capital ................................                             (.19)           (1.13)
                                                                          ----------------------------------------------
            Total dividends and distributions ........................          (1.00)            (2.00)           (2.00)
                                                                          ----------------------------------------------
            Offering costs resulting from the issuance of Common Stock             --                --             (.03)
                                                                          ----------------------------------------------
            Net asset value, end of period ...........................    $     17.23       $     17.65      $     17.62
                                                                          ==============================================
            Market price per share, end of period ....................    $     18.63       $     18.90      $     16.40
                                                                          ==============================================
========================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .......................           3.14%@           11.99%            3.11%@
                                                                          ==============================================
            Based on market price per share ..........................           4.14%@           28.84%           (8.35%)@
                                                                          ==============================================
========================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------
            Expenses .................................................           1.06%*            1.07%            1.03%*
                                                                          ==============================================
            Investment income -- net .................................            .90%*             .92%             .96%*
                                                                          ==============================================
========================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) .................    $   302,215       $   306,586      $   302,299
                                                                          ==============================================
            Portfolio turnover .......................................              2%                6%              17%
                                                                          ==============================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++ A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
@     Aggregate total investment return.

      See Notes to Financial Statements.


14            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

S&P 500(R) Covered Call Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company with a fixed term of approximately five years. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol BEP. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) and the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract.

o Options -- The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund provides the purchaser with the right to potentially receive a cash


            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007         15
      payment from the Fund equal to any appreciation in the cash value of the index over the strike price on the expiration date of the written option. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received).

      Written options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. For the current period ended June 30, 2007, Fund management believes it is likely total dividends and distributions may exceed net investment income and accumulated realized capital gains, resulting in a portion of the total distribution treated as a tax return of capital. A portion of the distributions paid by the Fund during the year ended December 31, 2006 were characterized as a tax return of capital.

(f) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Fund typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about


16            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007

Notes to Financial Statements (concluded)

fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory and Management Agreement and Transactions with
Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co. ("ML & Co."). IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. In addition, IQ entered into a Subadvisory Agreement with Oppenheimer Capital LLC (the "Subadviser") pursuant to which the Subadviser provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ will pay the Subadviser a monthly fee at an annual rate equal to .40% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ will pay the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock, Inc. ML& Co. is a principal owner of BlackRock, Inc.

Certain officers of the Fund are officers of IQ, ML & Co., BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2007 were $6,241,649 and $29,105,950, respectively.

Transactions in call options written for the six months ended June 30, 2007 were as follows:

--------------------------------------------------------------------------------
                                                    Number of        Premiums
                                                    Contracts        Received
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period ........................           2,149     $  3,240,202
Options written ..............................          12,993       23,500,313
Options expired ..............................         (13,142)     (22,280,675)
                                                  -----------------------------
Outstanding call options written,
  end of period ..............................           2,000     $  4,459,840
                                                  =============================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of Stock, all of which are initially classified as Common Stock, par value $.001. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding for the six months ended June 30, 2007 increased by 167,360 and for the year ended December 31, 2006 increased by 208,295 as a result of dividend and/or distribution reinvestments.


            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007         17

Renewal of Current Investment Advisory and Management Agreements

The Board of Directors of each Fund, currently consisting solely of Independent Directors, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "Investment Company Act"), has the responsibility under the Investment Company Act to consider annually the Investment Advisory and Management Agreement of each Fund (each, a "Management Agreement" and together, the "Management Agreements") with IQ Investment Advisors LLC ("IQ Advisors").

At a Board meeting held on June 14, 2007, all of the Directors present at the meeting renewed the Management Agreement for each Fund for an additional one-year term. Each Management Agreement was considered separately by the relevant Fund's Directors. In considering whether to approve the Management Agreements, the Directors reviewed a meeting book and other materials from counsel to the Funds and from IQ Advisors which: (i) included information concerning the services rendered to the Funds by IQ Advisors and IQ Advisors' affiliates; (ii) contained information concerning the revenues and expenses incurred by IQ Advisors and its affiliates from the operation of the Funds; and
(iii) outlined the legal duties of the Board under the Investment Company Act. The Board also received information from Lipper, Inc. ("Lipper") comparing each Fund's fee rate for advisory and administrative services to those of other closed-end funds chosen by Lipper. In voting to approve the renewal of each Fund's Management Agreement, the Directors considered in particular the following factors:

(a) The nature, extent and quality of services provided by IQ Advisors and its affiliates -- The Directors reviewed the services that IQ Advisors has provided to the Funds. They considered the size and experience of IQ Advisors' staff, its use of technology, and the degree to which IQ Advisors exercises supervision over the actions of each Fund's subadviser. In connection with the investment advisory services provided, the Directors took into account detailed discussions they had with officers of IQ Advisors regarding the management of each Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions entered into on behalf of each Fund. During these discussions, the Directors asked detailed questions of, and received answers from, the officers of IQ Advisors regarding the implementation of each Fund's investment strategy, its efficacy and risks.

In addition to the investment advisory services provided to the Funds, the Directors considered that IQ Advisors and its affiliates also provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Directors reviewed the compliance and administrative services provided to the Funds by IQ Advisors, including its oversight of each Fund's day-to-day operations and its oversight of Fund accounting. The Directors noted that IQ Advisors has access to administrative, legal and compliance resources that help ensure a high level of quality in the compliance and administrative services provided to the Funds. The Directors also considered each Fund's compliance history. Following their consideration of this information, and based on the presentations at the meeting and the Directors' experience as Directors of other investment companies advised by IQ Advisors, the Directors concluded that the services provided to each Fund by IQ Advisors under the respective Management Agreement were of a high quality and benefited the Funds.

(b) Investment performance of each Fund and IQ Advisors -- The Directors considered the history, experience, resources and strengths of IQ Advisors and its affiliates in developing and implementing the investment strategies used by each Fund. The Directors also considered the innovative nature of each Fund. The Directors noted that each Fund uses a unique investment strategy and that comparisons of a Fund's investment performance to the performance of other investment companies were generally not meaningful. The Directors reviewed each Fund's investment performance and where applicable, compared such performance to the performance of a relevant reference index. The Directors discussed the degree to which each Fund was achieving its investment objective, noting that each Fund had been in operation for a relatively short period of time. In particular, the Directors noted that all of the Funds generally performed as expected relative to their respective reference index and met their respective investment objectives. As a result of their discussions and review, the Directors concluded that each Fund's performance was satisfactory. Based on these factors, the Directors determined that IQ Advisors continued to be an appropriate investment adviser for the Funds.


18            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007

(c) Cost of services provided and profits realized by IQ Advisors and its affiliates from the relationship with each of the Funds -- The Directors reviewed and considered a memorandum from IQ Advisors regarding the methodology used by IQ Advisors in allocating its costs regarding the operations of the Funds and calculating each Fund's profitability (if any) to IQ Advisors and its affiliates. The Directors noted that IQ Advisors' methodology in calculating profitability had previously been reviewed by independent consultants. The Directors also reviewed a report detailing IQ Advisors' profitability. After considering their discussion with IQ Advisors and reviewing its memorandum and report, the Directors concluded that there was a reasonable basis for the allocation of costs and the determination of profitability. The Directors considered the cost of the services provided by IQ Advisors to each Fund and the revenue derived by IQ Advisors and its affiliates. The Directors took into account discussions that they had with representatives of IQ Advisors regarding its general level of profitability (if any), and the profits derived by its affiliates, including Merrill Lynch Investment Managers, L.P. ("MLIM") prior to its merger with BlackRock, Inc. ("BlackRock"), from operating the Funds. The Directors also considered the direct and indirect benefits derived by other IQ Advisors affiliates, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), from the establishment of the Funds, including the underwriting arrangements relating to the initial distribution of Fund shares. The Directors considered federal court decisions discussing an investment adviser's profitability and profitability levels considered to be reasonable in those decisions. The Directors concluded that any profits made by IQ Advisors and its affiliates (including MLIM and MLPF&S) are acceptable in relation to the nature, extent and quality of services provided. The Directors also concluded that each Fund benefited from such services provided by IQ Advisors' affiliates.

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale -- The Directors considered the extent to which economies of scale might be realized if the assets of the Funds increase and whether there should be changes in the management fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels generally would have to come from appreciation through investment performance. The Directors also noted that each Fund, except for Dow 30(SM) Premium & Dividend Income Fund Inc. and S&P 500(R) Covered Call Fund Inc., is an interval fund that periodically allows stockholders to tender their shares to the Funds and that such tender offers reduce the amount of Fund assets. In consideration of these and other factors, the Directors determined that no changes were currently necessary to each Fund's fee structure. The Directors also discussed the renewal requirements for investment advisory agreements, and determined that they would revisit this issue no later than when they next review the investment advisory fees.

(e) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients -- The Directors compared both the services rendered and the fees paid under the Management Agreements to the contracts of other investment advisers with respect to other closed-end registered investment companies. In particular, the Directors evaluated each Fund's contractual fee rate for advisory and administrative services as compared to the contractual fee rate of other closed-end funds chosen by Lipper. In considering this information, the Directors took into account the unique nature of the investment strategies of the Funds and the fact that the relevant peer group of funds provided by Lipper for comparison have investment strategies and restrictions different from those of the Funds. The Directors did not consider compensation paid to IQ Advisors with respect to accounts other than registered investment companies because IQ Advisors utilizes each Fund's strategy in connection with only registered funds. In particular, the Directors noted that each Fund's contractual advisory fee rate at a common asset level was lower than the median fee rate of its Lipper comparison funds. The Directors concluded that the advisory fee rates were reasonable in comparison to the data reflected in the Lipper materials.

(f) Conclusion -- No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the advisory fee rate of each Fund was reasonable in relation to the services provided by IQ Advisors to the Funds, as well as the costs incurred and benefits gained by IQ Advisors and its affiliates in providing such services, including the investment advisory and administrative components. The Directors also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other funds of a similar size. As a result, the Board of Directors of each Fund approved the Management Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.


            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007         19

Renewal of Current Investment Advisory and Management Agreements (concluded)

Renewal of Current Investment Subadvisory Agreements

The Board of Directors of each Fund, currently consisting solely of Independent Directors, at a meeting held on June 14, 2007 considered and approved the renewal of the Current Investment Subadvisory Agreement of each Fund (each a "Subadvisory Agreement" and together, the "Subadvisory Agreements"). Each Subadvisory Agreement was considered separately by the relevant Fund's Directors. The Directors received, reviewed and evaluated information concerning the services and personnel of BlackRock Investment Management, LLC ("BlackRock"), as subadviser to each of S&P 500(R) GEARED(SM) Fund Inc. and Small Cap Premium & Dividend Income Fund Inc.; Oppenheimer Capital LLC ("Oppenheimer"), as subadviser to each of S&P 500(R) Covered Call Fund Inc. and Enhanced S&P 500(R) Covered Call Fund Inc.; and Nuveen Asset Management ("Nuveen," and together with BlackRock and Oppenheimer, the "Subadvisers"), as subadviser to Dow 30(SM) Premium & Dividend Income Fund Inc. and Global Income & Currency Fund Inc.

(a) The nature, extent and quality of services provided by each Subadviser -- The Directors reviewed the services that each Subadviser provides to each of their respective Funds. The Directors considered their detailed discussions with officers of IQ Advisors and members of each Subadviser's portfolio management team, the management of each Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that have been entered into on behalf of the Funds. The Directors took into account the annual due diligence investment review conducted by Merrill Lynch Global Private Client Investment Management, an affiliate of IQ Advisors, of each Subadviser and its report that concluded that each such Subadviser has thus far executed its respective Fund's investment strategies in accordance with the Fund's objectives and general expectations. The Directors noted that, drawing on their collective industry experience, they had discussed each Fund's investment strategy with representatives from each Subadviser, including discussions regarding the premises underlying the Fund's investment strategy, its efficacy and potential risks. The Directors also considered the favorable history, reputation and background of each Subadviser and its personnel, and the substantial experience of such Subadviser's portfolio management teams. The Directors discussed the compliance program of each Subadviser and the report of Mrs. Catherine Johnston, the chief compliance officer of the Funds. Following consideration of this information, and based on management presentations during the Board meeting and their discussion during an Executive Session, the Directors concluded that the nature, extent and quality of services provided to each Fund by the applicable Subadviser under its Subadvisory Agreement were of a high quality and would continue to benefit the Fund.

(b) Investment performance of each Fund and each Subadviser -- The Directors received and considered information about each Fund's investment performance in comparison to the performance of its relative reference index, where applicable, and also in light of its stated investment objective and made the determinations discussed above under "Renewal of Current Investment Advisory and Management Agreements." Based on these factors, the Directors determined that each Subadviser continued to be appropriate for each of its respective Funds.

(c) Cost of services provided and profits realized by each Subadviser from the relationship with each respective Fund -- The Directors considered the profitability to MLIM, prior to its merger with BlackRock, of serving as investment subadviser to two Funds and from its relationship with IQ Advisors based on the information discussed above under "Renewal of Current Investment Advisory and Management Agreements." Based on such information, the Directors concluded that MLIM's profits were acceptable in relation to the nature, extent and quality of services provided. The Directors noted that profitability data was not provided with respect to the unaffiliated Subadvisers of the Funds and concluded that such data was unnecessary because such subadvisory arrangements were entered into at "arm's length" between the Subadviser and IQ Advisors. The Directors then considered the potential direct and indirect benefits to each Subadviser and its affiliates from their relationship with each of their respective Funds, including the reputational benefits from managing the Funds. The Directors of each Fund concluded that the potential benefits to each Subadviser were consistent with those obtained by other subadvisers in similar types of arrangements.


20            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale -- The Directors considered the extent to which economies of scale might be realized if the assets of the Funds increase and whether there should be changes in the subadvisory fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that each Subadviser's fees are paid by IQ Advisors out of its fees and not directly by the Funds. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels would have to come from appreciation due to investment performance. The Directors also noted that each Fund, except for Dow 30(SM) Premium & Dividend Income Fund Inc. and S&P 500(R) Covered Call Fund Inc., is an interval fund that periodically allows stockholders to tender their shares to the Funds and that such tender offers reduce the amount of Fund assets. The Directors also discussed the renewal requirements for subadvisory agreements, and determined that they would revisit this issue no later than when they next review the subadvisory fee.

(e) Comparison of services rendered and fees paid to those under other subadvisory contracts, such as contracts of the same and other investment advisers or other clients -- The Directors discussed the services rendered by each Subadviser and determined that such services were consistent with those provided by subadvisers generally and sufficient for the management of the Funds. Taking into account the totality of the information and materials provided to the Directors as noted above, including the fact that the subadvisory fee for each Fund was negotiated with IQ Advisors and not payable directly by the Fund, the Directors concluded that the subadvisory fee for each Fund was reasonable for the services being rendered.

Conclusion -- No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the relevant subadvisory fee rate was reasonable in relation to the services provided by each Subadviser. As a result, all of the Directors approved the Subadvisory Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.


            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007         21

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


22            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


            S&P 500(R) COVERED CALL FUND INC.           JUNE 30, 2007         23

  [LOGO]
    IQ
INVESTMENT
 ADVISORS                                                      www.IQIAFunds.com


S&P 500(R) Covered Call Fund Inc. seeks to provide total returns through a covered call strategy that seeks to approximate the performance, less fees and expenses, of the CBOE S&P 500(R) BuyWrite Index(SM).

This report, including the financial information herein, is transmitted to shareholders of S&P 500(R) Covered Call Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


S&P 500(R) Covered Call Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                  #IQBEP -- 6/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of June 30, 2007 (a) Not Applicable (b) Effective May 22, 2007, Mr. Greg Tournant, a co-portfolio manager of the Registrant identified in response to paragraph (a) of this item in the Registrant's most recent annual report, has resigned from the Sub-Adviser. Mr. Stephen Bond-Nelson, a co-portfolio manager also identified in the Registrant's most recent annual report, has assumed sole leadership of the Registrant's portfolio management team.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable to this semi-annual report

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    -------------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    S&P 500(R) Covered Call Fund Inc.

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -------------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    S&P 500(R) Covered Call Fund Inc.

Date: August 28, 2007


By: /s/ James E. Hillman
    -------------------------------
    James E. Hillman,
    Chief Financial Officer of
    S&P 500(R) Covered Call Fund Inc.

Date: August 28, 2007